DIVIDEND	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Dividend
DIVIDEND	14. DIVIDEND No dividend was declared for the three months ended March 31, 2025.	15. DIVIDEND No dividends were declared for the year ended December 31, 2024.